INCOME TAXES (Details Textual)	Jun. 30, 2016 USD ($)
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 4,003,000
Research Tax Credit Carryforward [Member] | Foreign Tax Authority [Member]
Tax Credit Carryforward, Amount	2,453,786
Australian Taxation Office [Member]
Operating Loss Carryforwards	$ 13,630,000